Credit risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	£ 793	£ 736
Expected credit losses held against contingent liabilities and commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	405	420
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 196,708	£ 195,054
Coverage ratio	0.016	0.017
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 184,032	£ 179,266
Coverage ratio	0.003	0.003
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 10,521	£ 13,750
Coverage ratio	0.089	0.072
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,971	£ 12,944
Coverage ratio	0.075	0.059
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 312	£ 439
Coverage ratio	0.233	0.202
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 238	£ 367
Coverage ratio	0.348	0.301
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,155	£ 2,038
Coverage ratio	0.451	0.478
Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 142,103	£ 144,827
Coverage ratio	0.022	0.023
Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 130,124	£ 132,198
Coverage ratio	0.004	0.004
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,824	£ 10,591
Coverage ratio	0.094	0.091
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,274	£ 9,785
Coverage ratio	0.079	0.075
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 312	£ 439
Coverage ratio	0.233	0.202
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 238	£ 367
Coverage ratio	0.348	0.301
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,155	£ 2,038
Coverage ratio	0.451	0.478
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,933	£ 4,956
Coverage ratio	0.005	0.008
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,600	£ 4,529
Coverage ratio	0.001	0.002
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 101	£ 149
Coverage ratio	0	0.007
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 59	£ 8
Coverage ratio	0	0.111
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 42	£ 141
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 232	£ 278
Coverage ratio	0.087	0.103
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 17,882	£ 19,749
Coverage ratio	0.117	0.115
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 15,678	£ 17,295
Coverage ratio	0.019	0.019
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,912	£ 2,146
Coverage ratio	0.282	0.273
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,690	£ 1,897
Coverage ratio	0.242	0.225
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 136	£ 151
Coverage ratio	0.401	0.410
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 86	£ 98
Coverage ratio	0.580	0.605
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 292	£ 308
Coverage ratio	0.819	0.821
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,001	£ 3,918
Coverage ratio	0.009	0.008
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,570	£ 3,324
Coverage ratio	0.003	0.002
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 257	£ 403
Coverage ratio	0.012	0.002
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 123	£ 176
Coverage ratio	0.024	0.006
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 108	£ 157
Coverage ratio	0	0
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 26	£ 70
Coverage ratio	0	0
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 174	£ 191
Coverage ratio	0.103	0.116
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 115,287	£ 116,204
Coverage ratio	0.007	0.007
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 106,276	£ 107,050
Coverage ratio	0.001	0.001
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,554	£ 7,893
Coverage ratio	0.033	0.031
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,402	£ 7,704
Coverage ratio	0.033	0.030
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 68	£ 131
Coverage ratio	0.056	0.044
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 84	£ 58
Coverage ratio	0.087	0.121
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,457	£ 1,261
Coverage ratio	0.218	0.238
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 54,605	£ 50,227
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 53,908	£ 47,068
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 697	£ 3,159
Coverage ratio	0.016	0.003
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 697	£ 3,159
Coverage ratio	0.016	0.003
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 199,980	£ 198,494
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	184,506	179,766
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,547	14,824
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,775	13,749
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	407	550
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	365	525
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,927	3,904
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	145,354	148,247
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	130,588	132,689
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,839	11,654
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,067	10,579
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	407	550
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	365	525
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,927	3,904
Gross exposure | Retail mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,960	4,997
Gross exposure | Retail mortgages | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,605	4,537
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	101	150
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	254	310
Gross exposure | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,960	4,997
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,605	4,537
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	101	150
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	59	9
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	42	141
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	254	310
Gross exposure | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,253	22,306
Gross exposure | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,975	17,629
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,663	2,953
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,615	1,724
Gross exposure | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,253	22,306
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,975	17,629
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,663	2,953
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,231	2,449
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	227	256
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	205	248
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,615	1,724
Gross exposure | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,036	3,949
Gross exposure | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,582	3,329
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	260	404
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	194	216
Gross exposure | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,036	3,949
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,582	3,329
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	260	404
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	126	177
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	108	157
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26	70
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	194	216
Gross exposure | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,105	116,995
Gross exposure | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	106,426	107,194
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,815	8,147
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,864	1,654
Gross exposure | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,105	116,995
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	106,426	107,194
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,815	8,147
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,651	7,944
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	72	137
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	92	66
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,864	1,654
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	54,626	50,247
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	53,918	47,077
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	708	3,170
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	708	3,170
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	201,200	169,600
Gross exposure | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	200,200	168,300
Gross exposure | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	900	1,100
Gross exposure | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	124	130
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,272)	(3,440)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(474)	(500)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,026)	(1,074)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(804)	(805)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(95)	(111)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(127)	(158)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,772)	(1,866)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,251)	(3,420)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(464)	(491)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,015)	(1,063)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(793)	(794)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(95)	(111)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(127)	(158)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,772)	(1,866)
Impairment allowance | Retail mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(27)	(41)
Impairment allowance | Retail mortgages | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5)	(8)
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(1)
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(22)	(32)
Impairment allowance | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(27)	(41)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5)	(8)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(1)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(1)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(22)	(32)
Impairment allowance | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,371)	(2,557)
Impairment allowance | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(297)	(334)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(751)	(807)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,323)	(1,416)
Impairment allowance | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,371)	(2,557)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(297)	(334)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(751)	(807)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(541)	(552)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(91)	(105)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(119)	(150)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,323)	(1,416)
Impairment allowance | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(35)	(31)
Impairment allowance | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(12)	(5)
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3)	(1)
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(20)	(25)
Impairment allowance | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(35)	(31)
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(12)	(5)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3)	(1)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3)	(1)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(20)	(25)
Impairment allowance | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(818)	(791)
Impairment allowance | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(150)	(144)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(261)	(254)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(407)	(393)
Impairment allowance | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(818)	(791)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(150)	(144)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(261)	(254)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(249)	(240)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4)	(6)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(8)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(407)	(393)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21)	(20)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(10)	(9)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(11)	(11)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(11)	(11)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(144)	(150)
Impairment allowance | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21)	(17)
Impairment allowance | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4)	(7)
Impairment allowance | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (119)	£ (126)